Long-Term Debts	6 Months Ended
Mar. 31, 2026
Long-Term Debts [Abstract]
LONG-TERM DEBTS

11. LONG-TERM DEBTS

As of March 31, 2026 and September 30, 2025, long-term debts consist of the following:

				As of March 31, 2026		As of September 30, 2025
Bank and other financial institution	Annual Interest Rate	Start	End	Long- term	Long- term (current portions)	Long- term	Long- term (current portions)	Pledge
				USD		USD
The Shoko Chukin Bank	1.11%	05/26/2020	04/25/2030	58,687	19,009	73,312	20,437
Mizuho Bank	2.00%	06/01/2021	06/01/2031	80,148	18,858	96,303	20,274
Japan Finance Corporation	1.11%	07/16/2020	06/30/2030	100,453	34,322	125,025	36,899
Japan Finance Corporation	0.46%	06/09/2020	04/20/2030	59,542	19,311	74,393	20,761
Japan Finance Corporation	0.38%	04/23/2021	03/20/2031	25,113	6,946	30,445	7,468
Kiraboshi Bank	0.50%	06/27/2023	05/30/2032	232,588	40,861	270,325	43,928
				556,531	139,307	669,805	149,767

The long-term debts as of March 31, 2026 were primarily obtained from four banks, with interest rates ranging from 0.38% to 2.00% per annum. The long-term debts as of September 30, 2025 were primarily obtained from four banks, with interest rates ranging from 0.38% to 2.00% per annum. The interest expenses were $3,847 and $33,020 for the six months ended March 31, 2026 and 2025, respectively.

The weighted average interest rates of long-term debts outstanding were 0.89% and 0.89% per annum as of March 31, 2026 and September 30, 2025, respectively.

The Group was not subject to any financial covenants as of March 31, 2026 and September 30, 2025.

Debt Maturities

The contractual maturities of the Group’s long-term debts as of March 31, 2026 were as follows:

Principle amount
Within 1 year	$139,307
1 – 2 years	132,990
2 – 3 years	132,990
3 – 4 years	106,663
4 – 5 years	89,533
Over 5 years	94,355
Total	$695,838